Description of Business and Summary of Significant Accounting Policies - Foreign Currency (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Loss on foreign currency transactions	$ 22	$ 52	$ 2